Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	$ 2,964
Interest cost	(73)	$ (82)	$ (95)
Actuarial gains/(losses) - demographic assumptions	(334)	(500)
Defined benefit obligation at 31 December	2,256	2,964
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	(8,496)	(8,143)	(7,568)
Current service costs	(80)	(72)	(67)
Interest cost	(212)	(250)	(326)
Past service gain/(cost)	(5)	16	(9)
Assets distributed on settlements	176	153	109
Benefits paid	553	519	596
Contribution by plan participants	(3)	(2)	(2)
Actuarial gains/(losses) - demographic assumptions	(41)	20	61
Actuarial gains/(losses) - financial assumptions	460	(690)	(912)
Experience adjustments	16	(12)	29
Exchange differences	154	(35)	(86)
Transfers and other movements		0	32
Defined benefit obligation at 31 December	(7,478)	(8,496)	(8,143)
Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	5,649	5,442	5,059
Interest cost	137	168	218
Administration costs	(19)	(19)	(23)
Assets distributed on settlements	(172)	(146)	(107)
Return on plan assets exceeding interest income	197	332	579
Benefits paid	(553)	(519)	(596)
Contributions by AB InBev	241	394	294
Contribution by plan participants	3	2	2
Exchange differences	(102)	(9)	46
Transfers and other movements	0	4	(30)
Defined benefit obligation at 31 December	$ 5,381	$ 5,649	$ 5,442